Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Trading loans, securities, and other1
Trading loans, securities, and other	$ 143,726	$ 147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,946	9,390
Derivatives
Derivatives	103,873	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,039	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,675	79,066
Securities purchased under reverse repurchase agreements	160,167	167,284
FINANCIAL LIABILITIES
Trading deposits	23,805	22,891
Derivatives
Derivatives	91,133	57,122
Securitization liabilities at fair value	12,612	13,505
Financial liabilities designated at fair value through profit or loss	162,786	113,988
Obligations related to securities sold short	45,505	42,384
Obligations related to securities sold under repurchase agreements	128,024	144,097
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	143,726	147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,946	9,390
Derivatives
Derivatives	103,873	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,039	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,675	79,066
Securities purchased under reverse repurchase agreements	7,450	7,992
FINANCIAL LIABILITIES
Trading deposits	23,805	22,891
Derivatives
Derivatives	91,133	57,122
Securitization liabilities at fair value	12,612	13,505
Financial liabilities designated at fair value through profit or loss	162,786	113,988
Obligations related to securities sold short	45,505	42,384
Obligations related to securities sold under repurchase agreements	9,509	5,126
Recurring fair value measurement [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,319	4,599
Recurring fair value measurement [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,353	1,602
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,662	11,196
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,368	12,519
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,706	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,240	18,143
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,468	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,559	19,300
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,341	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,682	6,564
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,109	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,033	1,254
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,604	5,970
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,393	12,395
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,440	6,981
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,681	8,104
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	44,456	60,124
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,749	12,405
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,233	14,639
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5	9
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,681	7,053
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,039	4,564
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,265	2,337
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	23,866	10,290
Derivatives
Derivatives	19,278	11,683
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	72,046	35,819
Derivatives
Derivatives	62,402	35,174
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivatives	56	57
Derivatives
Derivatives	152	347
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivatives	4,307	5,362
Derivatives
Derivatives	5,863	8,014
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	3,598	2,899
Derivatives
Derivatives	3,438	1,904
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	61,130	74,146
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	228	166
Derivatives
Derivatives	840	406
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	840	2,989
Derivatives
Derivatives	369	342
Obligations related to securities sold short	2,909	2,015
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	840	2,989
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	620	294
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	2
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	44,424	59,933
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	16,084	13,919
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	228	166
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	167	12
Derivatives
Derivatives	112	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	35	26
Derivatives
Derivatives	23	28
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	4	3
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	634	365
Derivatives
Derivatives	234	300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	82,547	73,405
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,873	8,461
Derivatives
Derivatives	102,983	53,974
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,039	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	66,298	74,404
Securities purchased under reverse repurchase agreements	7,450	7,992
FINANCIAL LIABILITIES
Trading deposits	23,389	22,750
Derivatives
Derivatives	90,530	56,601
Securitization liabilities at fair value	12,612	13,505
Financial liabilities designated at fair value through profit or loss	162,742	113,912
Obligations related to securities sold short	42,596	40,360
Obligations related to securities sold under repurchase agreements	9,509	5,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,353	1,602
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,042	10,902
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,368	12,519
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,706	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,240	18,143
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,466	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,559	19,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,341	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,682	6,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,109	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,033	1,254
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,604	5,970
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,344	12,389
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,440	6,981
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,621	8,040
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	32	158
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,749	12,405
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,149	720
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5	9
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,608	6,127
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,039	4,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,265	2,334
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	23,699	10,277
Derivatives
Derivatives	19,010	11,580
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	72,006	35,786
Derivatives
Derivatives	62,378	35,146
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivative Contracts [member]
Derivatives
Derivatives	56	57
Derivatives
Derivatives	152	347
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	4,303	5,359
Derivatives
Derivatives	5,804	7,932
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	2,919	2,495
Derivatives
Derivatives	3,186	1,596
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	49	39
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	845	763
Derivatives
Derivatives	50	47
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,537	1,673
FINANCIAL LIABILITIES
Trading deposits	416	141
Derivatives
Derivatives	234	179
Financial liabilities designated at fair value through profit or loss	44	76
Obligations related to securities sold short		9
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,477	1,609
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	49	6
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	60	64
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other		33
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	845	760
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss		3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives		1
Derivatives
Derivatives	156	89
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	5	7
Derivatives
Derivatives	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	59	82
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	45	39
Derivatives
Derivatives	$ 18	$ 8